Earnings per share	6 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)	Three months ended September 30		Six months ended September 30
Earnings per share	2022	2021	2022	2021
(Loss) / Profit from continuing operations attributable to the owners of the parent	(11,729)	5,230	(26,927)	(46,692)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	(9,725)	4,761	(23,147)	(42,503)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	(2,004)	469	(3,780)	(4,189)
Weighted average number of basic and diluted ordinary shares outstanding (thousand)	188,546	179,449	184,818	179,449
Weighted average number of basic and diluted preference shares outstanding (thousand)	38,861	17,684	30,182	17,684
Basic earnings / (loss) per ordinary share	(0.05)	0.03	(0.13)	(0.24)
Basic earnings / (loss) per preference share	(0.05)	0.03	(0.13)	(0.24)
(Loss) / Profit from continuing operations attributable to the owners of the parent	(11,729)	5,230	(26,927)	(46,692)

(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	(9,725)	4,761	(23,147)	(42,503)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	(2,004)	469	(3,780)	(4,189)
Weighted average number of diluted ordinary shares outstanding (thousand)	188,546	179,704	184,818	179,449
Weighted average number of diluted preference shares outstanding (thousand)	38,861	17,684	30,182	17,684
Diluted earnings / (loss) per ordinary share	(0.05)	0.03	(0.13)	(0.24)
Diluted earnings / (loss) per preference share	(0.05)	0.03	(0.13)	(0.24)
Basic
Basic earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary/preference shares outstanding at the end of the period.
For the six months ended September 30, 2021, 5.9 million preference shares were excluded from the basic earnings per preference share calculation, as these shares were held by the Company in order to be cancelled. The preference shares were approved for cancellation at the General Meeting held on September 15, 2021 and were cancelled in December 2021.
Diluted
Diluted earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary/preference shares outstanding at the end of the period.
The Company has excluded 10.1 million (8.6 million for the six months ended September 30, 2021) ordinary shares from the diluted earnings per ordinary share calculation, as the impact of the shares are considered anti-dilutive for the six months ended September 30, 2022 and September 30, 2021 respectively. The ordinary shares relate to the Management Incentive Plan and are potentially dilutive instruments.
The Company had no (0.3 million for the three months ended September 30, 2021) dilutive ordinary shares during the three months ended September 30, 2022.
The 30,735,950 outstanding warrants as of September 30, 2022 and September 30, 2021 are considered as anti-dilutive.